Common shares - Narrative (Details)		1 Months Ended	6 Months Ended
	Jan. 18, 2019	Jan. 31, 2020 shares $ / shares	Jun. 30, 2020 USD ($) shares $ / shares	Jun. 30, 2019 USD ($)	Dec. 31, 2019 shares
Disclosure of classes of share capital [line items]
Increase Decrease Through Net Proceeds From Follow On Offerings Shares Equity | shares			137,067
Increase (Decrease) Through Net Proceeds From Follow On Offerings, Equity			$ 2,575,000
Authorized amount of market share issuance program			$ 100,000,000
Par value per common share market share issuance program | $ / shares			$ 0.01
Increase (Decrease) Through Net Proceeds From Follow On Offerings, Equity			$ (2,575,000)
Average price per share - ATM Program | $ / shares			$ 18.79
Remaining amount of authorized amount of market share issuance program			$ 97,400,000
Reverse stock split of common shares	0.01
Reverse stock split of common shares	0.01
Proceeds from issue of ordinary shares			$ 2,601,000	$ 0
Par value per common share market share issuance program | $ / shares			$ 0.01
Average price per share - ATM Program | $ / shares			$ 18.79
Authorized amount of market share issuance program			$ 100,000,000
Remaining amount of authorized amount of market share issuance program			$ 97,400,000
Restricted Stock [Member]
Disclosure of classes of share capital [line items]
Number of other equity instruments outstanding in share-based payment arrangement | shares					3,561,742
Number of shares issued | shares			469,680
Weighted average grant date fair value, granted (in USD per share) | $ / shares		$ 36.73	$ 36.73
Remaining shares available for issuance (in shares) | shares			362,766
Remaining shares available for issuance (in shares) | shares			362,766
Restricted Stock [Member] | 2013 Equity Incentive Plan [Member] | Employees [Member]
Disclosure of classes of share capital [line items]
Number of shares issued | shares		469,680
Restricted Stock [Member] | 2013 Equity Incentive Plan [Member] | Employees [Member] | First vesting percentage [Member]
Disclosure of classes of share capital [line items]
Vested shares percentage			33.00%
Restricted Stock [Member] | 2013 Equity Incentive Plan [Member] | Employees [Member] | Second vesting percentage [Member]
Disclosure of classes of share capital [line items]
Vested shares percentage			33.00%
Restricted Stock [Member] | 2013 Equity Incentive Plan [Member] | Employees [Member] | Third vesting percentage [Member]
Disclosure of classes of share capital [line items]
Vested shares percentage			33.00%